Shareholders' Equity (Detail) - $ / shares			1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 28, 2020	Aug. 04, 2020	Aug. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Aug. 28, 2021	Feb. 23, 2021	Sep. 30, 2020
Shareholder's Equity (Details) [Line Items]
Share conversion percentage				20.00%	20.00%
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Class A Ordinary Shares
Shareholder's Equity (Details) [Line Items]
Common stock, shares authorized				500,000,000	500,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	0.0001
Common stock, issued				69,000,000	69,000,000
Common stock, outstanding				69,000,000	69,000,000
Subject to possible redemption				60,323,121	56,262,473
Class B Ordinary Shares
Shareholder's Equity (Details) [Line Items]
Common stock, shares authorized				50,000,000	50,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, issued		14,375,000		17,250,000
Common stock, outstanding	17,250,000	14,375,000		17,250,000
Issuance of Class B ordinary shares to Sponsor			17,250,000		17,250,000
Shares forfeiture			2,250,000
Proposed offering, percentage	20.00%		20.00%			20.00%